Accounts receivable, net - Non-current accounts receivable by credit quality (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Aging of non- current accounts receivables:
Total	¥ 313,835	$ 49,506
Not past due
Aging of non- current accounts receivables:
Total	313,835	$ 49,506	¥ 284,303
Processing fees
Aging of non- current accounts receivables:
2022	85,619		80,810
2021	67,819		62,227
2020	50,579		20,584
2019	16,489		9,751
2018	5,612		450
2017 and prior to 2017	87,717		110,481
Total	313,835		284,303
Processing fees | Not past due
Aging of non- current accounts receivables:
2022	85,619
2021	59,192		80,802
2020	42,161		55,388
2019	14,932		18,921
2018	5,390		9,751
2017 and prior to 2017	42,751
2016 and prior to 2016			50,187
Total	250,045		215,049
Processing fees | Within one year past due
Aging of non- current accounts receivables:
2021	8,627		8
2020	3,048		6,839
2019	373		658
2018	214
2017 and prior to 2017	1,694
2017			450
2016 and prior to 2016			2,038
Total	13,956		9,993
Processing fees | Between one to two years past due
Aging of non- current accounts receivables:
2020	5,370
2019	466		1,005
2017 and prior to 2017	1,190
2016 and prior to 2016			1,338
Total	7,026		2,343
Processing fees | Over two years past due
Aging of non- current accounts receivables:
2019	718
2018	8
2017 and prior to 2017	42,082
2016 and prior to 2016			56,918
Total	¥ 42,808		¥ 56,918